Financial instruments risks - Concentration of Deposits (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
10 largest customers
Concentration of deposits [line items]
Debt balance	$ 1,717,605,000	$ 1,199,565,594
% over total portfolio	17.30%	15.14%
50 following largest customers
Concentration of deposits [line items]
Debt balance	$ 1,444,405,788	$ 854,755,895
% over total portfolio	14.55%	10.79%
100 following largest customers
Concentration of deposits [line items]
Debt balance	$ 458,378,093	$ 406,392,414
% over total portfolio	4.62%	5.13%
Rest of customers
Concentration of deposits [line items]
Debt balance	$ 6,309,290,244	$ 5,464,340,332
% over total portfolio	63.53%	68.94%
TOTAL
Concentration of deposits [line items]
Debt balance	$ 9,929,679,125	$ 7,925,054,235
% over total portfolio	100.00%	100.00%